SUPPLEMENT DATED SEPTEMBER 30, 2022 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES FOR:
Invesco® V.I. Nasdaq 100 Buffer Fund - September
(the “Fund")
This supplement amends the Summary and Statutory Prospectuses of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement carefully in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.
As described in the Prospectuses, the Fund seeks, over a specified annual outcome period (an “Outcome Period”), to provide investors with returns that match those of the Nasdaq 100 Index® (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. The Fund’s current Outcome Period will end on September 30, 2022, following which the Fund will reset and commence a new Outcome Period beginning October 1, 2022, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.
The Cap for the Fund for the new Outcome Period is shown in the table below, before and after taking into account the Fund’s fees and expenses:

New Outcome Period	New Outcome Period Cap
October 1, 2022 to September 30, 2023	Series I: 26.70% (before Fund fees and expenses) Series II: 26.70% (before Fund fees and expenses) Series I: 25.81% (after Fund fees and expenses) Series II: 25.50% (after Fund fees and expenses)
The Fund’s Cap is prior to taking into account any fees and expenses of the Fund, as described in the Fund’s prospectus.
The Prospectuses are amended to revise all references to the dates associated with the Outcome Period to reflect the corresponding New Outcome Period and to the Cap to reflect the corresponding New Outcome Period Cap, as set forth in the table above.
VINDQS-SUMSTATSUP-093022

SUPPLEMENT DATED SEPTEMBER 30, 2022 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES FOR:
Invesco® V.I. S&P 500 Buffer Fund - September
(the “Fund")
This supplement amends the Summary and Statutory Prospectuses of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement carefully in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.
As described in the Prospectuses, the Fund seeks, over a specified annual outcome period (an “Outcome Period”), to provide investors with returns that match those of the S&P 500® Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. The Fund’s current Outcome Period will end on September 30, 2022, following which the Fund will reset and commence a new Outcome Period beginning October 1, 2022, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.
The Cap for the Fund for the new Outcome Period is shown in the table below, before and after taking into account the Fund’s fees and expenses:

New Outcome Period	New Outcome Period Cap
October 1, 2022 to September 30, 2023	Series I: 23.50% (before Fund fees and expenses) Series II: 23.50% (before Fund fees and expenses) Series I: 22.64% (after Fund fees and expenses) Series II: 22.33% (after Fund fees and expenses)
The Fund’s Cap is prior to taking into account any fees and expenses of the Fund, as described in the Fund’s prospectus.
The Prospectuses are amended to revise all references to the dates associated with the Outcome Period to reflect the corresponding New Outcome Period and to the Cap to reflect the corresponding New Outcome Period Cap, as set forth in the table above.
VISP500S-SUMSTATSUP-093022